Share Capital (Details 2) - RSUs [member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Balance, Beginning	1,600,000
RSUs granted	222,598	1,600,000
RSUs vested and converted to shares	(906,302)
RSUs expired/forfeited	(238,776)
Balance, Ending	677,520	1,600,000